Segment reporting	6 Months Ended
Mar. 31, 2023
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

In prior periods the information provided internally to Westpac’s key decision makers presented an adjusted measure of profit that was referred to as “cash earnings” in assessing the financial performance of the Group.

Cash earnings adjustments to statutory profit after tax in prior periods included:

●	Fair value (gain)/loss on economic hedges (which do not qualify for hedge accounting under AAS) which may create a material timing difference on reported results but do not affect the Group’s earnings over the life of the hedge.
●	The net ineffectiveness on qualifying hedges arises from the fair value movement in these hedges which reverses over time and therefore does not affect the Group’s profits over time.

The Group ceased reporting this adjusted measure of profit in the current period and instead reports the Group and segments statutory profit after tax internally to Westpac’s key decision makers. The statutory amount of the net operating income and operating expenses segment line items are separated to show the balances excluding Notable Items and the total Notable Items for each of these categories. This is consistent with the information provided internally to Westpac’s key decision makers.

Notable Items are items that management believes are not reflective of the Group’s ongoing business performance and are grouped into the following broad categories:

●	Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●	Net ineffectiveness on qualifying hedges
●	Large items that are not reflective of the Group’s ordinary operations. In individual reporting periods large items may include
-	Provisions for remediation, litigation, fines and penalties
-	The impact of asset sales and revaluations
-	The write-down of assets (including goodwill and capitalised software)
-	Restructuring costs

Cash earnings adjustments which reclassified amounts between individual line items but did not impact on net cash earnings have also ceased. In prior periods these included:

●	Operating leases: Under AAS rental income on operating leases is presented gross of the depreciation of the assets subject to the lease. In prior periods, these amounts were offset in deriving non-interest income and operating expenses on a cash earnings basis; and
●	Policyholder tax recoveries: Income and tax amounts that are grossed up to comply with the AAS covering Life Insurance Business (policyholder tax recoveries) were reversed in deriving income and taxation expense on a cash earnings basis. As the sale of the Group’s life insurance business was finalised in Full Year 2022 this adjustment is no longer relevant to the Group.

For the 2023 Interim Financial Report we have updated our reporting and restated comparatives for this change.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America and Asia. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer and Business Banking:
–	Consumer provides banking products and services, including mortgages, credit cards, personal loans, and savings and deposit products to retail customers in Australia.
–	Business serves the banking needs of Australian small and commercial businesses, generally up to $200 million in exposure.
●	Westpac Institutional Bank (WIB) delivers a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Specialist Businesses was established in May 2020 by combining the operations that Westpac identified to be exited as part of its simplification agenda. Since its formation, nine business divestments have been completed. The remaining operations include Platforms, Westpac Pacific, margin lending and the retail auto finance business which is in run-off.
●	Group Businesses includes support functions such as Treasury, Customer Services and Technology, Corporate Services and Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

Note 2. Segment reporting (continued)

The tables present the segment results for the Group:

			Consumer		Westpac
			and	Westpac	New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year March 2023
Net interest income	4,693	2,043	6,736	712	1,145	216	393	9,202	(89)	9,113
Net fee income	266	163	429	296	82	22	(2)	827	-	827
Net wealth management and insurance income	22	-	22	-	17	308	-	347	-	347
Trading income	-	-	-	375	18	22	(6)	409	(22)	387
Other income	9	2	11	33	(1)	41	2	86	243	329
Notable Items	-	-	-	-	-	243	(111)	132	(132)	-
Net operating income	4,990	2,208	7,198	1,416	1,261	852	276	11,003	-	11,003
Operating expenses[1]	(2,301)	(914)	(3,215)	(617)	(574)	(280)	(302)	(4,988)	-	(4,988)
Notable Items	-	-	-	-	-	-	-	-	-	-
Total operating expenses	(2,301)	(914)	(3,215)	(617)	(574)	(280)	(302)	(4,988)	-	(4,988)
Pre-provision profit	2,689	1,294	3,983	799	687	572	(26)	6,015	-	6,015
Impairment (charges)/benefits	(170)	(78)	(248)	4	(142)	(2)	(2)	(390)	-	(390)
Profit before income tax expense	2,519	1,216	3,735	803	545	570	(28)	5,625	-	5,625
Income tax (expense)/benefit[2]	(756)	(365)	(1,121)	(229)	(154)	(73)	(43)	(1,620)	-	(1,620)
Net profit attributable to NCI	-	-	-	-	-	(4)	-	(4)	-	(4)
Net profit attributable to owners of WBC	1,763	851	2,614	574	391	493	(71)	4,001	-	4,001
Notable Items (post-tax)[2]	-	-	-	-	-	256	(78)	178
Balance sheet
Loans	479,761	85,568	565,329	84,697	91,943	8,086	(124)	749,931
Deposits and other borrowings	293,565	133,442	427,007	112,662	77,321	10,046	49,316	676,352

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

Note 2. Segment reporting (continued)

			Consumer and	Westpac	Westpac New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year Sept 2022
Net interest income	4,608	1,704	6,312	629	1,073	232	339	8,585	288	8,873
Net fee income	248	165	413	303	99	17	(5)	827	(1)	826
Net wealth management and insurance income	25	-	25	-	15	375	-	415	(8)	407
Trading income	-	-	-	249	18	21	(7)	281	40	321
Other income	15	2	17	2	(4)	5	46	66	(1,117)	(1,051)
Notable Items	-	-	-	-	(12)	(1,120)	334	(798)	798	-
Net operating income	4,896	1,871	6,767	1,183	1,189	(470)	707	9,376	-	9,376
Operating expenses[1]	(2,254)	(915)	(3,169)	(607)	(538)	(313)	(412)	(5,039)	(390)	(5,429)
Notable Items	(66)	-	(66)	-	-	(150)	(174)	(390)	390	-
Total operating expenses	(2,320)	(915)	(3,235)	(607)	(538)	(463)	(586)	(5,429)	-	(5,429)
Pre-provision profit	2,576	956	3,532	576	651	(933)	121	3,947	-	3,947
Impairment (charges)/benefits	(228)	15	(213)	(27)	16	29	(1)	(196)	-	(196)
Profit before income tax expense	2,348	971	3,319	549	667	(904)	120	3,751	-	3,751
Income tax (expense)/benefit[2]	(703)	(292)	(995)	(168)	(192)	50	(31)	(1,336)	-	(1,336)
Net profit attributable to NCI	-	-	-	-	-	(1)	-	(1)	-	(1)
Net profit attributable to owners of WBC	1,645	679	2,324	381	475	(855)	89	2,414	-	2,414
Notable Items (post-tax)[2]	(47)	-	(47)	-	(10)	(1,112)	116	(1,053)
Balance sheet
Loans	474,604	84,897	559,501	85,182	85,285	9,866	(187)	739,647
Deposits and other borrowings	280,574	133,335	413,909	116,552	71,202	9,457	48,009	659,129

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

Note 2. Segment reporting (continued)

			Consumer		Westpac
			and	Westpac	New				Notable
			Business	Institutional	Zealand	Specialist	Group		Items	Income
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Total	(pre-tax)	statement
Half Year March 2022
Net interest income	4,377	1,323	5,700	481	1,034	242	564	8,021	267	8,288
Net fee income	265	162	427	302	86	29	1	845	-	845
Net wealth management and insurance income	26	-	26	-	39	379	-	444	(43)	401
Trading income	-	-	-	267	25	20	27	339	4	343
Other income	33	3	36	23	1	14	8	82	271	353
Notable Items	-	-	-	-	132	109	258	499	(499)	-
Net operating income	4,701	1,488	6,189	1,073	1,317	793	858	10,230	-	10,230
Operating expenses[1]	(2,369)	(984)	(3,353)	(581)	(534)	(370)	(304)	(5,142)	(231)	(5,373)
Notable Items	-	-	-	-	-	(215)	(16)	(231)	231	-
Total operating expenses	(2,369)	(984)	(3,353)	(581)	(534)	(585)	(320)	(5,373)	-	(5,373)
Pre-provision profit	2,332	504	2,836	492	783	208	538	4,857	-	4,857
Impairment (charges)/benefits	27	(158)	(131)	(58)	9	38	3	(139)	-	(139)
Profit before income tax expense	2,359	346	2,705	434	792	246	541	4,718	-	4,718
Income tax (expense)/benefit[2]	(713)	(107)	(820)	(128)	(190)	(111)	(185)	(1,434)	-	(1,434)
Net profit attributable to NCI	-	-	-	-	-	(3)	(1)	(4)	-	(4)
Net profit attributable to owners of WBC	1,646	239	1,885	306	602	132	355	3,280	-	3,280
Notable Items (post-tax)[2]	-	-	-	-	129	(114)	164	179
Balance sheet
Loans	465,697	80,949	546,646	73,950	87,361	11,730	(131)	719,556
Deposits and other borrowings	276,161	134,716	410,877	104,661	75,622	8,362	46,084	645,606

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2023: nil (Second Half 2022: nil, First Half 2022: $167 million);
-	Group Businesses: First Half 2023: nil (Second Half 2022: $159 million, First Half 2022: $7 million).
2.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million in First Half 2023 (Second Half 2022: $135 million reduction, First Half 2022: $89 million addition).

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Notable Items after tax
Economic hedges	(121)	266	204	large	large
Hedge ineffectiveness	43	(33)	(19)	large	large
Provisions for litigation, fines and penalties[3]	-	(68)	(65)	(100)	(100)
Asset sales and revaluations	256	(1,089)	213	large	20
The write-down of assets	-	(129)	(154)	(100)	(100)
Total Notable Items after tax	178	(1,053)	179	large	(1)

3.	Second Half 2022 and First Half 2022 also included provisions for estimated customer refunds and payments and associated costs.